Disclosures About Fair Value of Financial Instruments - Schedule of Fair Value Assets Measured At Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - Measurement Input, Discount Rate [Member] - Fair Value, Inputs, Level 3 [Member] - Weighted Average [Member]
Dec. 31, 2023 [1]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Collateral dependent loans	0.10
Other real estate owned	0.10

[1]	The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent